Loans Receivable, Net - Non-Accrual Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	$ 10,066	$ 7,663
One-to-Four Family Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	945	2,243
Home Equity Line of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	1	66
Junior Liens [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	2	4
Multi-Family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans		38
Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	175
Land [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	1,218	2,768
Non-Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	6,546	1,782
Farmland [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	703	648
Consumer Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	13	145
Commercial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	$ 463	$ 617